S000075206 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	2.63%
Bloomberg U.S. Government: Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	2.84%
iShares U.S. Intermediate Government Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	6.41%	2.87%
Performance Inception Date		May 20, 2022
iShares U.S. Intermediate Government Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	1.72%
Performance Inception Date		May 20, 2022
iShares U.S. Intermediate Government Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.70%
Performance Inception Date		May 20, 2022